Investment Properties (Details 1) - Shopping Malls [Member] - Discounted cash flow [Member]	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Discount rate	12.10%	9.79%
Growth rate	3.00%	3.00%